(Vanguard LifeStrategy Moderate Growth Fund Retail) (Vanguard LifeStrategy Moderate Growth Fund, Vanguard LifeStrategy Moderate Growth Fund - Investor Shares)	12 Months Ended
Oct. 31, 2012
Vanguard LifeStrategy Moderate Growth Fund | Vanguard LifeStrategy Moderate Growth Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.16%